Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive CAP and certain MAA performance for the fiscal years listed below. You should refer to the Compensation Disclosure and Analysis section of this Proxy Statement for a detailed description of how executive compensation relates to our performance and how the Compensation Committee makes its decisions.

							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for Former PEO (b1)	Compensation Actually Paid to Former PEO (c1)	Summary Compensation Table Total for PEO (b2)	Compensation Actually Paid to PEO (c2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (in thousands) (h)	Company Selected Measure Core FFO per Share (i)
2021	$7,667,655	$22,312,216	-	-	$2,855,123	$8,092,843	$184.68	$142.47	$550,702	$7.01
2022	$8,369,017	$ 2,852,716	-	-	$3,144,347	$1,269,983	$129.74	$ 96.76	$654,776	$8.50
2023	$8,015,765	$ 2,144,633	-	-	$2,419,459	$ 986,781	$115.38	$103.64	$567,831	$9.17
2024	$8,445,660	$ 9,076,587	-	-	$1,847,954	$1,897,663	$138.39	$124.86	$541,576	$8.88
2025	$5,874,989	$ 8,541,387	$5,453,480	$6,359,042	$2,136,334	$2,508,653	$130.43	$129.69	$456,566	$8.74

Column (b1): Represents the Total amount in the Summary Compensation Table for Mr. Bolton, our Former CEO. Mr. Bolton was our principal executive officer until his planned transition to Executive Chairman on April 1, 2025.

Column (c1): CAP to Mr. Bolton, our Former CEO, was calculated as outlined below.

Former PEO	2021	2022	2023	2024	2025
SCT Total Compensation	$7,667,655	$8,369,017	$8,015,765	$8,445,660	$5,874,989
Less: Stock and Option Award Values Reported in SCT	(3,742,806)	(4,123,473)	(4,728,342)	(5,309,618)	(3,826,747)
Plus: Fair Value for Stock and Option Awards Granted	9,658,031	3,478,219	3,304,816	6,054,921	4,199,295
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	7,960,118	(4,189,587)	(4,244,626)	1,791,663	2,158,469
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	769,218	(681,460)	(202,980)	(1,906,039)	135,380
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$22,312,216	$2,852,716	$2,144,633	$9,076,587	$8,541,387

Column (b2): Represents the Total amount in the Summary Compensation Table for Mr. Hill, our CEO. Mr. Hill succeeded Mr. Bolton as CEO effective April 1, 2025.

Column (c2): CAP to Mr. Hill, our CEO, was calculated as outlined below.

PEO	2021	2022	2023	2024	2025
SCT Total Compensation	$-	$-	$-	$-	$5,453,480
Less: Stock and Option Award Values Reported in SCT	-	-	-	-	(3,412,409)
Plus: Fair Value for Stock and Option Awards Granted	-	-	-	-	3,744,698
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	-	-	-	-	541,976
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	-	-	-	-	31,297
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$-	$-	$-	$-	$6,359,042

Column (d): Represents the average Total amount in the Summary Compensation Table for the Non-PEO NEOs for each respective year. In 2021 and 2022, our Non-PEO NEOs were Messrs. Campbell, DelPriore, Grimes and Hill. In 2023, our Non-PEO NEOs, were Messrs. Campbell, DelPriore, Hill and Argo. In 2024, our Non-PEO NEOs were Messrs. Holder, Campbell, Hill, DelPriore and Argo. In 2025, our Non-PEO NEOs, were Messrs. Holder, DelPriore and Argo, and Ms. Fairbanks.

Column (e): Average CAP to each year’s Non-PEO NEOs was calculated as outlined below.

Average of NEOs	2021	2022	2023	2024	2025
SCT Total Compensation	$2,855,123	$3,144,347	$2,419,459	$1,847,954	$2,136,334
Less: Stock and Option Award Values Reported in SCT	(1,258,533)	(1,253,096)	(1,125,423)	(840,377)	(1,041,937)
Plus: Fair Value for Stock and Option Awards Granted	3,247,309	1,056,848	786,497	958,233	1,143,289
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	2,968,733	(1,418,158)	(1,039,069)	283,581	255,103
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	280,211	(259,958)	(54,684)	(351,728)	15,865
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$8,092,843	$1,269,983	$986,781	$1,897,663	$2,508,653

Column (f): Represents the cumulative value of $100 invested in MAA on December 31, 2021 through the last day of each respective year.

Column (g): Represents the cumulative value of $100 invested in the Dow Jones U.S. Real Estate Apartment Index, (the comparative index used in our incentive plans for performance share grants tied to multi-year relative TSR), on December 31, 2021 through the last day of each respective year.

Column (h): Represents the Net Income of MAA for each respective year, as expressed in thousands.

Column (i): Besides the relative 3-Year TSR metric in our incentive plans for NEOs, the largest performance compensation metric is Core FFO per share, a key metric for assessing our overall financial performance and the primary award financial metric within the AIP for our NEOs. For a reconciliation of Net income available to our common shareholders to Core FFO per Share, see page 83.

Company Selected Measure Name			Core FFO per share
Named Executive Officers, Footnote

Column (b1): Represents the Total amount in the Summary Compensation Table for Mr. Bolton, our Former CEO. Mr. Bolton was our principal executive officer until his planned transition to Executive Chairman on April 1, 2025.

Column (b2): Represents the Total amount in the Summary Compensation Table for Mr. Hill, our CEO. Mr. Hill succeeded Mr. Bolton as CEO effective April 1, 2025.

Column (d): Represents the average Total amount in the Summary Compensation Table for the Non-PEO NEOs for each respective year. In 2021 and 2022, our Non-PEO NEOs were Messrs. Campbell, DelPriore, Grimes and Hill. In 2023, our Non-PEO NEOs, were Messrs. Campbell, DelPriore, Hill and Argo. In 2024, our Non-PEO NEOs were Messrs. Holder, Campbell, Hill, DelPriore and Argo. In 2025, our Non-PEO NEOs, were Messrs. Holder, DelPriore and Argo, and Ms. Fairbanks.

Peer Group Issuers, Footnote

Column (g): Represents the cumulative value of $100 invested in the Dow Jones U.S. Real Estate Apartment Index, (the comparative index used in our incentive plans for performance share grants tied to multi-year relative TSR), on December 31, 2021 through the last day of each respective year.

Adjustment To PEO Compensation, Footnote

Column (c1): CAP to Mr. Bolton, our Former CEO, was calculated as outlined below.

Former PEO	2021	2022	2023	2024	2025
SCT Total Compensation	$7,667,655	$8,369,017	$8,015,765	$8,445,660	$5,874,989
Less: Stock and Option Award Values Reported in SCT	(3,742,806)	(4,123,473)	(4,728,342)	(5,309,618)	(3,826,747)
Plus: Fair Value for Stock and Option Awards Granted	9,658,031	3,478,219	3,304,816	6,054,921	4,199,295
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	7,960,118	(4,189,587)	(4,244,626)	1,791,663	2,158,469
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	769,218	(681,460)	(202,980)	(1,906,039)	135,380
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$22,312,216	$2,852,716	$2,144,633	$9,076,587	$8,541,387

Column (c2): CAP to Mr. Hill, our CEO, was calculated as outlined below.

PEO	2021	2022	2023	2024	2025
SCT Total Compensation	$-	$-	$-	$-	$5,453,480
Less: Stock and Option Award Values Reported in SCT	-	-	-	-	(3,412,409)
Plus: Fair Value for Stock and Option Awards Granted	-	-	-	-	3,744,698
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	-	-	-	-	541,976
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	-	-	-	-	31,297
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$-	$-	$-	$-	$6,359,042

Non-PEO NEO Average Total Compensation Amount			$ 2,136,334	$ 1,847,954	$ 2,419,459	$ 3,144,347	$ 2,855,123
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,508,653	1,897,663	986,781	1,269,983	8,092,843
Adjustment to Non-PEO NEO Compensation Footnote

Column (e): Average CAP to each year’s Non-PEO NEOs was calculated as outlined below.

Average of NEOs	2021	2022	2023	2024	2025
SCT Total Compensation	$2,855,123	$3,144,347	$2,419,459	$1,847,954	$2,136,334
Less: Stock and Option Award Values Reported in SCT	(1,258,533)	(1,253,096)	(1,125,423)	(840,377)	(1,041,937)
Plus: Fair Value for Stock and Option Awards Granted	3,247,309	1,056,848	786,497	958,233	1,143,289
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	2,968,733	(1,418,158)	(1,039,069)	283,581	255,103
Change in Fair Value of Stock and Option Awards from Prior Years that Vested	280,211	(259,958)	(54,684)	(351,728)	15,865
Less: Fair Value of Stock and Option Awards Forfeited	-	-	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-
CAP	$8,092,843	$1,269,983	$986,781	$1,897,663	$2,508,653

Compensation Actually Paid vs. Total Shareholder Return			The relationship between CAP to our Former PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.
Compensation Actually Paid vs. Net Income
The relationship between CAP to our Former PEO and Average CAP to our Non-PEO NEOs to Net Income is presented in the following chart.

The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Net Income is presented in the following chart.

Compensation Actually Paid vs. Company Selected Measure			The relationship between CAP to our Former PEO and Average CAP to our Non-PEO NEOs to Core FFO per Share is presented in the following chart.The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to Core FFO per Share is presented in the following chart.
Total Shareholder Return Vs Peer Group			The relationship between CAP to our Former PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.The relationship between CAP to our PEO and Average CAP to our Non-PEO NEOs to the Value of an Initial Fixed $100 Investment Based on cumulative TSR and cumulative Peer Group TSR is presented in the following chart.
Tabular List, Table

The below list of financial measures represents the measures the Compensation Committee felt were the most important measures in linking executive CAP to our performance during 2025. Consequently, these measures were used in our compensation incentive plans to link awards to performance realized.

○	3-Year annualized TSR of MAA versus 3-Year annualized TSR of the Dow Jones U.S. Real Estate Apartment Index
○	Annual Core FFO per Share
○	Annual SS NOI Growth
○	Annual FAD

Total Shareholder Return Amount			$ 130.43	138.39	115.38	129.74	184.68
Peer Group Total Shareholder Return Amount			$ 129.69	$ 124.86	$ 103.64	$ 96.76	$ 142.47
Company Selected Measure Amount | $ / shares			8.74	8.88	9.17	8.5	7.01
PEO Name	Mr. Bolton	Mr. Hill		Mr. Bolton	Mr. Bolton	Mr. Bolton	Mr. Bolton
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 456,566,000	$ 541,576,000	$ 567,831,000	$ 654,776,000	$ 550,702,000
Measure:: 1
Pay vs Performance Disclosure
Name			3-Year annualized TSR of MAA versus 3-Year annualized TSR of the Dow Jones U.S. Real Estate Apartment Index
Measure:: 2
Pay vs Performance Disclosure
Name			Annual Core FFO per Share
Non-GAAP Measure Description

Column (i): Besides the relative 3-Year TSR metric in our incentive plans for NEOs, the largest performance compensation metric is Core FFO per share, a key metric for assessing our overall financial performance and the primary award financial metric within the AIP for our NEOs. For a reconciliation of Net income available to our common shareholders to Core FFO per Share, see page 83.

Measure:: 3
Pay vs Performance Disclosure
Name			Annual SS NOI Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Annual FAD
Mr. Bolton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,874,989	8,445,660	8,015,765	8,369,017	7,667,655
PEO Actually Paid Compensation Amount			8,541,387	9,076,587	2,144,633	2,852,716	22,312,216
Mr. Hill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,453,480	0	0	0	0
PEO Actually Paid Compensation Amount			6,359,042	0	0	0	0
PEO | Mr. Bolton [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Bolton [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Bolton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,826,747)	(5,309,618)	(4,728,342)	(4,123,473)	(3,742,806)
PEO | Mr. Bolton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,199,295	6,054,921	3,304,816	3,478,219	9,658,031
PEO | Mr. Bolton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,158,469	1,791,663	(4,244,626)	(4,189,587)	7,960,118
PEO | Mr. Bolton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			135,380	(1,906,039)	(202,980)	(681,460)	769,218
PEO | Mr. Bolton [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Hill [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Hill [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Hill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,412,409)	0	0	0	0
PEO | Mr. Hill [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,744,698	0	0	0	0
PEO | Mr. Hill [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			541,976	0	0	0	0
PEO | Mr. Hill [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			31,297	0	0	0	0
PEO | Mr. Hill [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,041,937)	(840,377)	(1,125,423)	(1,253,096)	(1,258,533)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,143,289	958,233	786,497	1,056,848	3,247,309
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			255,103	283,581	(1,039,069)	(1,418,158)	2,968,733
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,865	(351,728)	(54,684)	(259,958)	280,211
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0